Remuneration System for the Management Board and Employees Of the Group - Summary of Development of the Stock Options Plans in the Financial Year (Detail)	12 Months Ended
Dec. 31, 2020 shares € / shares
April 2017 stock option plan [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Beginning balance	72,759
Granted	0
Exercised	0
Forfeited	(109)
Expired	0
Ending balance	72,650
Weighted-average Price | € / shares	€ 55.52
April 2018 stock option plan [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Beginning balance	65,335
Granted	0
Exercised	0
Forfeited	(1,080)
Expired	0
Ending balance	64,255
Weighted-average Price | € / shares	€ 81.04
April 2019 stock option plan [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Beginning balance	76,021
Granted	0
Exercised	0
Forfeited	(2,838)
Expired	0
Ending balance	73,183
Weighted-average Price | € / shares	€ 87.86
October 2019 Stock Option Plan [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Beginning balance	57,078
Granted	0
Exercised	0
Forfeited	0
Expired	0
Ending balance	57,078
Weighted-average Price | € / shares	€ 106.16
April 2020 stock option plan [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Beginning balance	0
Granted	108,215
Exercised	0
Forfeited	(1,173)
Expired	0
Ending balance	107,042
Weighted-average Price | € / shares	€ 93.66